CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details - Balance sheets) - USD ($)	Jan. 31, 2024	Jul. 31, 2023
ASSETS
Cash	$ 799,377	$ 256,342
Total Assets	887,796	320,204
LIABILITIES
Total Liabilities	193,504	598,836
Stockholders’ equity
Common stock, $0.0001 par value, 100,000,000 shares authorized; 14,781,803 and 5,903,481 shares issued and outstanding as of January 31, 2024 and July 31, 2023, respectively	$ 1,478	$ 590
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	14,781,803	5,903,481
Common stock, shares outstanding	14,781,803	5,903,481
Additional paid-in capital	$ 882,424	$ 4,982
Accumulated deficit	(211,172)	(276,521)
Total stockholders’ equity	672,730	(270,941)
Total Liabilities and Stockholders’ Equity	$ 887,796	$ 320,204
Series A Preferred Stock [Member]
Stockholders’ equity
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	80,000	80,000
Preferred stock, shares issued	0	80,000
Preferred stock, shares outstanding	0	80,000
Preferred stock value	$ 0	$ 8
Undesignated Preferred Stock [Member]
Stockholders’ equity
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	20,000,000	20,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Preferred stock value	$ 0	$ 0
Consolidated Entities [Member]
ASSETS
Cash	117,661
Prepaid expense	250
Receivable from subsidiaries	207,584
Investment in subsidiaries	359,167
Total Assets	684,662
LIABILITIES
Accounts payable and other accrued liabilities	9,800
Due to related parties	2,132
Total Liabilities	11,932
Stockholders’ equity
Common stock, $0.0001 par value, 100,000,000 shares authorized; 14,781,803 and 5,903,481 shares issued and outstanding as of January 31, 2024 and July 31, 2023, respectively	1,478
Additional paid-in capital	882,424
Accumulated deficit	(211,172)
Total stockholders’ equity	672,730
Total Liabilities and Stockholders’ Equity	$ 684,662